19. Income Taxes: Schedule of Combined Canadian Federal and Provincial Statutory Income Tax Rate (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Details
Net loss before income tax	$ (15,377,601)	$ (9,446,454)	$ (552,436)
Combined federal and provincial statutory income tax rates	27.00%	27.00%	27.00%
Expected income tax recovery at statutory rates	$ 4,151,952	$ 2,550,543	$ 149,158
Non-deductible differences	(202,429)	(1,102,753)	(7,310)
Change in unrecognized deductible temporary differences	(3,949,523)	(1,447,790)	(141,848)
Total income tax recovery	$ 0	$ 0	$ 0